Summary of Principal Accounting Policies - Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Allowance for doubtful accounts
Balance at beginning of the year	¥ 0		¥ 0
Provisions	130,723	$ 18,777	(688)	¥ 2,093
Balance at end of the year	0		¥ 0	¥ 0
Amount Due From Related Party
Allowance for doubtful accounts
Provisions	14,602
Write off	(14,602)
Accounts Receivable
Allowance for doubtful accounts
Provisions	11,858
Write off	(11,858)
Loan Receivables From Factoring Business
Allowance for doubtful accounts
Provisions	82,000
Write off	(82,000)
Other Receivables
Allowance for doubtful accounts
Provisions	16,912
Write off	¥ (16,912)